MutualHedge Frontier Legends Fund

Class A	MHFAX
Class C	MHFCX
Class I	MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated May 8, 2012
to the Statement of Additional Information dated February 1, 2012

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The following replaces the information under the section entitled PORTFOLIO MANAGER – Other Accounts:

Other Accounts.  In addition to the Fund, Mr. Bornhoft, Mr. Bell, Dr. Dravid and Mr. Rankin are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2011.

Richard Bornhoft

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$12 million	0	N/A
Other Pooled Investment Vehicles	4	$685 million	4	$685 million
Other Accounts	0	N/A	0	N/A

Brian Bell

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$12 million	0	N/A
Other Pooled Investment Vehicles	1	$672 million	1	$672 million
Other Accounts	0	N/A	0	N/A

Ajay Dravid

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$12 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

Rufus Rankin

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$12 million	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

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This Supplement, and the existing Prospectus and Statement of Additional Information both dated February 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-643-3431.